Share Capital - Schedule of Granted Restricted Share Units (Details) - Directors [Member] - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Granted Restricted Share Units [Member]
Number of RSU granted | shares	261,000
Weighted Average Grant Date Fair Value | $ / shares	$ 5.13